Property, Plant and Equipment - Schedule of Straight-Line Basis for All Property, Plant and Equipment over Their Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2025
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years
Residual Value	5.00%
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Residual Value	5.00%
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Residual Value	5.00%
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Residual Value	5.00%